Cover	Nov. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 20, 2023
Entity File Number	001-38716
Entity Registrant Name	Gamida Cell Ltd.
Entity Central Index Key	0001600847
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	116 Huntington Avenue
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	892-9080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, NIS 0.01 par value
Trading Symbol	GMDA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false